Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,522,010	$ 2,336,831	$ 2,470,076
Acquisitions	8,585	238,064	177,890
Acquisitions through business combinations (Note 25)	87,598	1,704,595
Disposals and cancellations	(29,438)	(7,889)	(81,398)
Disposals and cancellations through business combinations		(434,000)
Depreciation charges	(337,646)	(270,582)	(229,777)
Transfer to assets held for sale	(12,705)	(44,995)
Transfers		0	0
Translation differences	31	(14)	40
Property, plant and equipment, ending balance	3,238,435	3,522,010	2,336,831
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,931,598	3,662,905	3,836,644
Property, plant and equipment, ending balance	4,909,134	4,931,598	3,662,905
Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,409,588)	(1,326,074)	(1,366,568)
Property, plant and equipment, ending balance	(1,670,699)	(1,409,588)	(1,326,074)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,520,067	2,271,500	2,383,163
Acquisitions	7,024	45,750	125,486
Acquisitions through business combinations (Note 25)	0	1,704,250
Disposals and cancellations	(29,386)	(7,814)	(81,389)
Disposals and cancellations through business combinations		(434,000)
Depreciation charges	(307,738)	(270,018)	(229,429)
Transfer to assets held for sale	(12,705)	(44,995)
Transfers		255,394	73,669
Translation differences	0	0	0
Property, plant and equipment, ending balance	3,177,262	3,520,067	2,271,500
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,927,324	3,595,692	3,748,135
Property, plant and equipment, ending balance	4,815,910	4,927,324	3,595,692
Vessels | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,407,257)	(1,324,192)	(1,364,972)
Property, plant and equipment, ending balance	(1,638,648)	(1,407,257)	(1,324,192)
Vessels under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	63,668	86,136
Acquisitions	0	191,726	51,201
Acquisitions through business combinations (Note 25)	0	0
Disposals and cancellations	0	0	0
Disposals and cancellations through business combinations		0
Depreciation charges	0	0	0
Transfer to assets held for sale	0	0
Transfers		(255,394)	(73,669)
Translation differences	0	0	0
Property, plant and equipment, ending balance	0	0	63,668
Vessels under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	63,668	86,136
Property, plant and equipment, ending balance	0	0	63,668
Vessels under construction | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0	0
Property, plant and equipment, ending balance	0	0	0
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Acquisitions	549	0
Acquisitions through business combinations (Note 25)	87,598	0
Disposals and cancellations	0	0	0
Depreciation charges	(29,265)	0	0
Transfer to assets held for sale	0	0
Transfers		0	0
Translation differences	26	0	0
Property, plant and equipment, ending balance	58,908	0	0
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	88,182	0	0
Right-of-use assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	(29,274)	0
Other tangible assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,943	1,663	777
Acquisitions	1,012	588	1,203
Acquisitions through business combinations (Note 25)	0	345
Disposals and cancellations	(52)	(75)	(9)
Disposals and cancellations through business combinations		0
Depreciation charges	(643)	(564)	(348)
Transfer to assets held for sale	0	0
Transfers		0	0
Translation differences	5	(14)	40
Property, plant and equipment, ending balance	2,265	1,943	1,663
Other tangible assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,274	3,545	2,373
Property, plant and equipment, ending balance	5,042	4,274	3,545
Other tangible assets | Depreciation & impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,331)	(1,882)	(1,596)
Property, plant and equipment, ending balance	$ (2,777)	$ (2,331)	$ (1,882)